N-4	Oct. 22, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Prospectuses Available [Text Block]	Contingent on shareholder approval of the mergers in Item I(a) above, the following changes to the Acquiring Portfolios will be implemented on the respective Merger Effective Dates. In addition, Portfolio expenses for certain Portfolios will be revised and are expected to lower each Portfolio’s effective management fee. More detailed information regarding the revised Portfolio expenses will be provided in a supplement at a later date.
AST Large-Cap Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. Putnam Investment Management LLC
AST Large-Cap Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. Putnam Investment Management LLC
AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth Portfolio) [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Equity Portfolio
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. Dimensional Fund Advisors LP Hotchkis and Wiley Capital Management, LLC TimesSquare Capital Management, LLC
AST International Equity Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST International Equity Portfolio
Portfolio Company Subadviser [Text Block]	Putnam Investment Management LLC
AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio) [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Equity Portfolio
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC Dimensional Fund Advisors LP